Staff costs (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Continued Operations [Line Item]
Wages and salaries | €	€ (98,863)	€ (100,250)	€ (99,708)
Social security costs | €	(15,590)	(15,742)	(16,748)
Pension costs | €	5,669	5,581	5,583
Costs related to subscription right plans | €	(17,685)	(36,628)	(62,003)
Other personnel costs | €	(9,136)	(6,682)	(9,670)
Total personnel costs | €	€ (146,943)	€ (164,883)	€ (193,712)
Number of employees | employee	704	646	724
Average number of employees | employee	645	634	695
Members of Executive Committee
Continued Operations [Line Item]
Average number of employees | employee	4	4	4
Research and development [Member]
Continued Operations [Line Item]
Average number of employees | employee	408	372	434
Commercial and medical affairs [Member]
Continued Operations [Line Item]
Average number of employees | employee	26	13	7
Corporate and support [Member]
Continued Operations [Line Item]
Average number of employees | employee	207	245	250